Schedule of Mining Interests (Details) - USD ($)	Sep. 30, 2022	Jan. 07, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Contract purchase price		$ 7,700,000
Less: Credit by seller for prior maintenance payments		(300,000)
Net present value of water treatment cost recovery liability assumed		6,402,425
Closing costs capitalized		2,638
Mine acquisition costs - legal		442,147
Total carrying cost of mine	$ 14,805,360	$ 14,247,210	$ 1	$ 1